Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Legg Mason ClearBridge Mid Cap Core Fund

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 28, 2011 OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee*	$15.00	$15.00	$15.00	N/A	N/A	N/A	N/A	NA	$15.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A		Class B		Class C		Class FI		Class R	Class R1		Class I	Class IS	Class 1
Management fee	0.75		0.75		0.75		0.75		0.75	0.75		0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25		1.00		1.00		0.25		0.50	1.00		None	None	None
Other expenses	0.43	[1]	0.59	[1]	0.40	[1]	0.39	[2]	0.39	0.39	[2]	0.23	0.07	0.47
Total annual fund operating expenses	1.43		2.34		2.15		1.39		1.64	2.14		0.98	0.82	1.22
Fees forgone and/or expenses reimbursed[3]	(0.20)		(0.33)		(0.21)		(0.04)		(0.04)	(0.04)		–	–	(0.24)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses[3]	1.23		2.01		1.94		1.35		1.60	2.10		0.98	0.82	0.98

*	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[1]	The expense information in the table has been restated to reflect higher current fees.

[2]	"Other expenses" for Class FI and Class R1 shares have been estimated because no Class FI or Class R1 shares were outstanding during the fund's last fiscal year.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.23% for Class A shares, 2.01% for Class B shares, 1.94% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ( $)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	693	982	1,293	2,173
Class B (with redemption at end of period)	704	999	1,320	2,422
Class B (without redemption at end of period)	204	699	1,220	2,422
Class C (with redemption at end of period)	297	653	1,136	2,467
Class C (without redemption at end of period)	197	653	1,136	2,467
Class FI (with or without redemption at end of period)	137	436	756	1,664
Class R (with or without redemption at end of period)	163	513	887	1,939
Class R1 (with or without redemption at end of period)	213	666	1,145	2,469
Class I (with or without redemption at end of period)	100	312	542	1,203
Class IS (with or without redemption at end of period)	84	262	456	1,015
Class 1 (with or without redemption at end of period)	100	363	647	1,457

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 28, 2011 OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee*	$15.00	$15.00	$15.00	N/A	N/A	N/A	N/A	NA	$15.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A		Class B		Class C		Class FI		Class R	Class R1		Class I	Class IS	Class 1
Management fee	0.75		0.75		0.75		0.75		0.75	0.75		0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25		1.00		1.00		0.25		0.50	1.00		None	None	None
Other expenses	0.43	[1]	0.59	[1]	0.40	[1]	0.39	[2]	0.39	0.39	[2]	0.23	0.07	0.47
Total annual fund operating expenses	1.43		2.34		2.15		1.39		1.64	2.14		0.98	0.82	1.22
Fees forgone and/or expenses reimbursed[3]	(0.20)		(0.33)		(0.21)		(0.04)		(0.04)	(0.04)		–	–	(0.24)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses[3]	1.23		2.01		1.94		1.35		1.60	2.10		0.98	0.82	0.98

*	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[1]	The expense information in the table has been restated to reflect higher current fees.

[2]	"Other expenses" for Class FI and Class R1 shares have been estimated because no Class FI or Class R1 shares were outstanding during the fund's last fiscal year.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.23% for Class A shares, 2.01% for Class B shares, 1.94% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ( $)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	693	982	1,293	2,173
Class B (with redemption at end of period)	704	999	1,320	2,422
Class B (without redemption at end of period)	204	699	1,220	2,422
Class C (with redemption at end of period)	297	653	1,136	2,467
Class C (without redemption at end of period)	197	653	1,136	2,467
Class FI (with or without redemption at end of period)	137	436	756	1,664
Class R (with or without redemption at end of period)	163	513	887	1,939
Class R1 (with or without redemption at end of period)	213	666	1,145	2,469
Class I (with or without redemption at end of period)	100	312	542	1,203
Class IS (with or without redemption at end of period)	84	262	456	1,015
Class 1 (with or without redemption at end of period)	100	363	647	1,457

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder fees (paid directly from your investment) (%)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI and Class R1 shares have been estimated because no Class FI or Class R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect higher current fees
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Legg Mason ClearBridge Mid Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther		[1]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.23%	[4]
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	982
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,173
1 year	rr_ExpenseExampleNoRedemptionYear01	693
3 years	rr_ExpenseExampleNoRedemptionYear03	982
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,173
Legg Mason ClearBridge Mid Cap Core Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee	rr_MaximumAccountFee	15	[2]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.01%	[4]
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	999
5 years	rr_ExpenseExampleYear05	1,320
10 years	rr_ExpenseExampleYear10	2,422
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	699
5 years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 years	rr_ExpenseExampleNoRedemptionYear10	2,422
Legg Mason ClearBridge Mid Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee	rr_MaximumAccountFee	15	[2]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.94%	[4]
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	653
5 years	rr_ExpenseExampleYear05	1,136
10 years	rr_ExpenseExampleYear10	2,467
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	653
5 years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 years	rr_ExpenseExampleNoRedemptionYear10	2,467
Legg Mason ClearBridge Mid Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Small account fee	rr_MaximumAccountFee		[2],[5]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.98%	[4]
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,203
1 year	rr_ExpenseExampleNoRedemptionYear01	100
3 years	rr_ExpenseExampleNoRedemptionYear03	312
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	1,203
Legg Mason ClearBridge Mid Cap Core Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[5]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther		[5]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.98%	[4]
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	647
10 years	rr_ExpenseExampleYear10	1,457
1 year	rr_ExpenseExampleNoRedemptionYear01	100
3 years	rr_ExpenseExampleNoRedemptionYear03	363
5 years	rr_ExpenseExampleNoRedemptionYear05	647
10 years	rr_ExpenseExampleNoRedemptionYear10	1,457
Legg Mason ClearBridge Mid Cap Core Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Small account fee	rr_MaximumAccountFee		[2],[5]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%	[4]
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	436
5 years	rr_ExpenseExampleYear05	756
10 years	rr_ExpenseExampleYear10	1,664
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	436
5 years	rr_ExpenseExampleNoRedemptionYear05	756
10 years	rr_ExpenseExampleNoRedemptionYear10	1,664
Legg Mason ClearBridge Mid Cap Core Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Small account fee	rr_MaximumAccountFee		[2],[5]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%	[4]
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	513
5 years	rr_ExpenseExampleYear05	887
10 years	rr_ExpenseExampleYear10	1,939
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	513
5 years	rr_ExpenseExampleNoRedemptionYear05	887
10 years	rr_ExpenseExampleNoRedemptionYear10	1,939
Legg Mason ClearBridge Mid Cap Core Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Small account fee	rr_MaximumAccountFee		[2],[5]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.82%	[4]
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,015
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	456
10 years	rr_ExpenseExampleNoRedemptionYear10	1,015
Legg Mason ClearBridge Mid Cap Core Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Small account fee	rr_MaximumAccountFee		[2],[5]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.10%	[4]
1 year	rr_ExpenseExampleYear01	213
3 years	rr_ExpenseExampleYear03	666
5 years	rr_ExpenseExampleYear05	1,145
10 years	rr_ExpenseExampleYear10	2,469
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	666
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,469

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The expense information in the table has been restated to reflect higher current fees.
[4]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.23% for Class A shares, 2.01% for Class B shares, 1.94% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.
[5]	N/A
[6]	"Other expenses" for Class FI and Class R1 shares have been estimated because no Class FI or Class R1 shares were outstanding during the fund's last fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011